Debt - Future Principal Payment Requirements on Outstanding Debt (Detail) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-Term Debt, Fiscal Year Maturity [Abstract]
2023	$ 674,385
2024	370,936,183	$ 2,639,404
2025	2,869,187	382,928,683
2026	341,916,100	2,869,187
2027	48,105,557	341,916,098
2027		48,105,555
2028 and thereafter		294,500,000
2028 and thereafter	294,500,000
Total payments	1,059,001,412	1,072,958,927
Discount on secured debt	(83,457)	(93,147)
Debt issuance costs, net	(3,722,077)	(4,493,824)
Total debt	$ 1,055,195,878	$ 1,068,371,956	$ 873,866,855